RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	₽ 299,166	₽ 275,958
Financing cash flows	(25,924)	(50,445)
Operating cash flows	(14,436)	(2,087)
Acquisitions	15,159	604
Foreign exchange movement	6,909	(4,756)
Other comprehensive income	2,564	(3,051)
Change in fair value	719	(120)
Effect of new standards on opening balance	137,753
Other changes	108,923	76,991
Liabilities arising from financial activities - end of year	530,833	299,166
Notes
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	108,776	78,186
Financing cash flows	(472)	32,860
Foreign exchange movement	8,967	(2,339)
Other changes	84	69
Liabilities arising from financial activities - end of year	117,355	108,776
Bank and other loans
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	182,937	195,088
Financing cash flows	70,657	(10,530)
Acquisitions	167	27
Foreign exchange movement	2,250	(2,051)
Other comprehensive income	22	(12)
Effect of new standards on opening balance	(2,983)
Other changes	(2,270)	415
Liabilities arising from financial activities - end of year	250,780	182,937
Finance lease obligation
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	11,857	11,046
Financing cash flows	(13,577)	(774)
Operating cash flows	(13,684)	(854)
Acquisitions	690
Foreign exchange movement	(1,456)	(368)
Other comprehensive income	1,821
Effect of new standards on opening balance	140,736
Other changes	34,166	2,807
Liabilities arising from financial activities - end of year	160,553	11,857
Credit guarantee agreement related to foreign currency hedge
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	996	2,907
Financing cash flows	(981)	(1,766)
Foreign exchange movement	(15)	(145)
Liabilities arising from financial activities - end of year		996
Contingent consideration
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	180	3
Financing cash flows	(65)
Acquisitions	940	175
Foreign exchange movement		2
Other changes	(115)
Liabilities arising from financial activities - end of year	940	180
Payables related to repurchase of common stock
Reconciliation of liabilities arising from financial activities
Financing cash flows	(22,655)	(21,896)
Other changes	22,655	21,896
Dividends payable
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	125	87
Financing cash flows	(50,054)	(51,759)
Other changes	50,075	51,797
Liabilities arising from financial activities - end of year	146	125
Payable related to NCI purchase
Reconciliation of liabilities arising from financial activities
Financing cash flows	(101)	(7)
Other changes	101	7
Payables related to transactions under common control
Reconciliation of liabilities arising from financial activities
Financing cash flows	(13,242)
Acquisitions	13,362
Liabilities arising from financial activities - end of year	120
Liability under put option agreement
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	2,424	2,243
Acquisitions		402
Other comprehensive income	592	(101)
Change in fair value	719	(120)
Liabilities arising from financial activities - end of year	3,735	2,424
Receivables related to sale of own shares
Reconciliation of liabilities arising from financial activities
Financing cash flows	89
Other changes	(89)
Hedge asset (net)
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	(8,129)	(13,632)
Financing cash flows	4,477	3,427
Operating cash flows	(752)	(1,233)
Foreign exchange movement	(2,837)	145
Other comprehensive income	129	3,164
Other changes	4,316
Liabilities arising from financial activities - end of year	₽ (2,796)	₽ (8,129)